EVENTS AFTER THE REPORTING DATE (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Nov. 14, 2025	Oct. 15, 2024
Notes and other explanatory information [abstract]
Potential payout	€ 8,500
Deferred payment right	€ 17,500
Cash		€ 1,700
Investment			€ 5,000
Other investment			€ 7,500